Subsequent Events (Details) - LanzaTech Global	Mar. 08, 2022 USD ($) $ / shares
Subsequent Event [Line Items]
Consideration paid per share | $ / shares	$ 10.00
Exercise price of warrants | $ / shares	$ 10.00
Cash held in AMCI's trust account	$ 250,000,000
Subsequent Events.
Subsequent Event [Line Items]
Aggregate consideration	$ 1,817,000,000
Consideration paid per share | $ / shares	$ 10.00
Exercise price of warrants | $ / shares	$ 10.00
Minimum
Subsequent Event [Line Items]
Net tangible assets	$ 5,000,001
Minimum | Subsequent Events.
Subsequent Event [Line Items]
Net tangible assets	5,000,001
Cash held in AMCI's trust account	$ 250,000,000